Fair Value Measurements on a Recurring Basis (Tables) - CF ACQUISITION CORP. VIII [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements on a Recurring Basis (Tables) [Line Items]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis	The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2023 and December 31, 2022 and indicate the fair value hierarchy of the inputs that the Company utilized to determine such fair value:
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Liabilities:
Warrant liability	$—	$1,596,250	$—	$1,596,250
FPS liability	—	—	20,050,252	20,050,252
Total Liabilities	$—	$1,596,250	$20,050,252	$21,646,502
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:
Assets held in Trust Account – U.S. government debt securities	$31,445,874	$—	$—	$31,445,874
Liabilities:
Warrant liability	$—	$178,780	$—	$178,780
FPS liability	—	—	2,504,214	2,504,214
Total Liabilities	$—	$178,780	$2,504,214	$2,682,994
The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021 and indicate the fair value hierarchy of the inputs that the Company utilized to determine such fair value:
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:
Assets held in Trust Account – U.S. government debt securities	$31,445,874	$—	$—	$31,445,874
Liabilities:
Warrant liability	$—	$178,780	$—	$178,780
FPS liability	—	—	2,504,214	2,504,214
Total Liabilities	$—	$178,780	$2,504,214	$2,682,994
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:
Assets held in Trust Account – U.S. government debt securities	$250,017,673	$—	$—	$250,017,673
Liabilities:
Warrant liability	$—	$5,300,188	$—	$5,300,188
FPS liability	—	—	2,006,525	2,006,525
Total Liabilities	$—	$5,300,188	$2,006,525	$7,306,713

Schedule of Fair Value Measurement of the Warrants	The following table provides quantitative information about the inputs utilized by the Company in the fair value measurement of the warrants as of March 16, 2021:
March 16, 2021 (Initial Measurement)
Risk-free interest rate	1.05%
Expected term (years)	5
Expected volatility	17.5%
Exercise price	$11.50
Stock price	$10.00
Dividend yield	0.0%

Schedule of Changes in the Fair Value of Warrant Liability	The following tables present the changes in the fair value of warrant liability for the nine months ended September 30, 2023 and 2022:
	Private Placement Warrants	Public Warrants	Warrant Liability
Fair value as of December 31, 2022	$3,780	$175,000	$178,780
Change in valuation inputs or other assumptions(1)	10,382	480,625	491,007
Fair value as of March 31, 2023	$14,162	$655,625	$669,787
Change in valuation inputs or other assumptions(1)	(7,466)	(345,625)	(353,091)
Fair value as of June 30, 2023	$6,696	$310,000	$316,696
Change in valuation inputs or other assumptions(1)	27,054	1,252,500	1,279,554
Fair value as of September 30, 2023	$33,750	$1,562,500	$1,596,250
	Private Placement Warrants	Public Warrants	Warrant Liability
Fair value as of December 31, 2021	$112,063	$5,188,125	$5,300,188
Change in valuation inputs or other assumptions(1)	(67,513)	(3,125,625)	(3,193,138)
Fair value as of March 31, 2022	$44,550	$2,062,500	$2,107,050
Change in valuation inputs or other assumptions(1)	(9,072)	(420,000)	(429,072)
Fair value as of June 30, 2022	$35,478	$1,642,500	$1,677,978
Change in valuation inputs or other assumptions(1)	(23,328)	(1,080,000)	(1,103,328)
Fair value as of September 30, 2022	$12,150	$562,500	$574,650
FPS Liability
Fair value as of December 31, 2022	$2,504,214
Change in valuation inputs or other assumptions(1)	259,658
Fair value as of March 31, 2023	$2,763,872
Change in valuation inputs or other assumptions(1)	427,499
Fair value as of June 30, 2023	$3,191,371
Change in valuation inputs or other assumptions(1)	16,858,881
Fair value as of September 30, 2023	$20,050,252
FPS Liability
Fair value as of December 31, 2021	$2,006,525
Change in valuation inputs or other assumptions(1)	(47,329)
Fair value as of March 31, 2022	$1,959,196
Change in valuation inputs or other assumptions(1)	(657,626)
Fair value as of June 30, 2022	$1,301,570
Change in valuation inputs or other assumptions(1)	456,349
Fair value as of September 30, 2022	$1,757,919

(1)      Changes in valuation inputs or other assumptions are recognized in Changes in fair value of FPS liability in the unaudited condensed consolidated statements of operations.

The following table presents the changes in the fair value of warrant liability:
	Private Placement	Public	Warrant Liability
Fair value as of March 16, 2021	$175,851	$8,141,250	$8,317,101
Change in valuation inputs or other assumptions(1)	(63,788)	(2,953,125)	(3,016,913)
Fair value as of December 31, 2021(2)	$112,063	$5,188,125	$5,300,188
Change in valuation inputs or other assumptions(1)	(108,283)	(5,013,125)	(5,121,408)
Fair value as of December 31, 2022	$3,780	$175,000	$178,780

(1)      Changes in valuation inputs or other assumptions are recognized in Change in fair value of warrant liability in the consolidated statements of operations.

(2)      Due to the use of quoted prices in an inactive market and the use of observable inputs for similar assets or liabilities (Level 2) for Public Warrants and Private Placement Warrants, respectively, subsequent to initial measurement, the Company had transfers out of Level 3 totaling approximately $7.1 million during the year ended December 31, 2021.

The following table presents a summary of the changes in the fair value of the FPS liability. There were no transfers into or out of Level 3 fair value measurement during year ended December 31, 2022:
FPS Liability
Fair value as of March 16, 2021	$1,933,236
Change in valuation inputs or other assumptions(1)	73,289
Fair value as of December 31, 2021	$2,006,525
Change in valuation inputs or other assumptions(1)	497,689
Fair value as of December 31, 2022	$2,504,214

(1)      Changes in valuation inputs or other assumptions are recognized in Change in fair value of FPS liability in the consolidated statements of operations.